FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 06-30-2010

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 08-04-2010

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     8960 113435.000SH      SOLE               101980.000         11455.000
AT&T                           COM              00206R102     6797 280977.000SH      SOLE               252289.000         28688.000
Abbott Laboratories            COM              002824100     4813 102881.000SH      SOLE                92421.000         10460.000
Advance Auto Parts             COM              00751Y106     5031 100255.000SH      SOLE                90530.000          9725.000
Aecom Technology Corp.         COM              00766T100     4903 212620.000SH      SOLE               191910.000         20710.000
Anadarko Petroleum Corp        COM              032511107     4572 126689.000SH      SOLE               117209.000          9480.000
Apache Corp.                   COM              037411105     3028 35970.000SH       SOLE                32670.000          3300.000
Atmel Corp.                    COM              049513104     1957 407755.000SH      SOLE               388930.000         18825.000
Bank of America Corp           COM              060505104     2047 142445.000SH      SOLE               136235.000          6210.000
Bank of New York Mellon Corp.  COM              064058100     4909 198826.000SH      SOLE               180446.000         18380.000
Bard, C.R.                     COM              067383109      229 2958.000 SH       SOLE                 2958.000
Barrick Gold Corp.             COM              067901108     4849 106785.000SH      SOLE                95280.000         11505.000
Becton Dickinson & Co.         COM              075887109     5449 80582.000SH       SOLE                74807.000          5775.000
Berkshire Hathaway Cl B        COM              084670207      469 5882.000 SH       SOLE                 2100.000          3782.000
Buckeye Partners LP            COM              118230101      295 5000.000 SH       SOLE                                   5000.000
Capital One Financial Corporat COM              14040H105     5147 127725.000SH      SOLE               115450.000         12275.000
Cartier Resources Inc.         COM              146772108        3 10000.000SH       SOLE                                  10000.000
Chevron Corporation            COM              166764100     5902 86969.082SH       SOLE                80354.082          6615.000
Cisco Systems Inc              COM              17275R102     3434 161145.000SH      SOLE               138245.000         22900.000
Citigroup, Inc.                COM              172967101       39 10475.000SH       SOLE                  475.000         10000.000
Clorox Company                 COM              189054109     3372 54255.000SH       SOLE                46270.000          7985.000
Coca-Cola Company              COM              191216100     6532 130333.000SH      SOLE               112093.000         18240.000
Colgate Palmolive              COM              194162103      406 5150.000 SH       SOLE                 3950.000          1200.000
Comerica Inc                   COM              200340107      203 5500.000 SH       SOLE                 5500.000
Conagra Foods Inc.             COM              205887102     6406 274706.000SH      SOLE               249501.000         25205.000
Dow Chemical                   COM              260543103     6822 287600.000SH      SOLE               260170.000         27430.000
EMC Corp.                      COM              268648102     4400 240460.000SH      SOLE               203190.000         37270.000
Enbridge Energy Partners, LP   COM              29250R106      236 4500.000 SH       SOLE                                   4500.000
Encanto Potash Corp            COM              29251N104        4 30000.000SH       SOLE                                  30000.000
Exxon Mobil Corporation        COM              30231G102     1437 25182.000SH       SOLE                13870.000         11312.000
FedEx Corporation              COM              31428X106     6860 97850.000SH       SOLE                88585.000          9265.000
General Electric               COM              369604103     5738 397942.588SH      SOLE               344617.588         53325.000
General Mills                  COM              370334104     7405 208470.000SH      SOLE               187870.000         20600.000
Goldcorp, Inc.                 COM              380956409      947 21600.000SH       SOLE                                  21600.000
Golden Predator Royalty & Deve COM              38116K106       10 20000.000SH       SOLE                                  20000.000
Grainger W.W.                  COM              384802104      477 4800.000 SH       SOLE                  800.000          4000.000
Hecla Mining Co.               COM              422704106       52 10000.000SH       SOLE                                  10000.000
Hewlett Packard Company        COM              428236103     9561 220921.527SH      SOLE               199907.527         21014.000
Honeywell International, Inc.  COM              438516106      252 6450.000 SH       SOLE                 6450.000
IBM                            COM              459200101     4682 37918.743SH       SOLE                32178.743          5740.000
JPMorgan Chase & Co.           COM              46625H100     2664 72778.000SH       SOLE                61799.000         10979.000
Keycorp New                    COM              493267108     5282 686840.000SH      SOLE               620850.000         65990.000
Kohl's Corp.                   COM              500255104     5859 123345.000SH      SOLE               111535.000         11810.000
Marsh & McLennan               COM              571748102     5683 252025.000SH      SOLE               230390.000         21635.000
McDonalds Corp                 COM              580135101      739 11215.000SH       SOLE                 6495.000          4720.000
Medtronic Inc                  COM              585055106     5681 156640.000SH      SOLE               138050.000         18590.000
Merck & Company                COM              58933Y105      277 7935.000 SH       SOLE                 1135.000          6800.000
Morgan Stanley                 COM              617446448     5520 237825.000SH      SOLE               216280.000         21545.000
Newmont Mining Corp.           COM              651639106     3760 60905.000SH       SOLE                48610.000         12295.000
Oilsands Quest Inc.            COM              678046103        6 10000.000SH       SOLE                                  10000.000
Oracle Corp.                   COM              68389X105     9278 432326.000SH      SOLE               391691.000         40635.000
Parker Hannifin Corp.          COM              701094104     6276 113158.000SH      SOLE               102424.000         10734.000
PepsiCo                        COM              713448108      216 3551.886 SH       SOLE                 3151.886           400.000
Pfizer                         COM              717081103      355 24915.000SH       SOLE                 2975.000         21940.000
Procter & Gamble               COM              742718109      210 3495.000 SH       SOLE                 1895.000          1600.000
Prophecy Resource Corp         COM              74345B104        7 15000.000SH       SOLE                                  15000.000
Royal Dutch Shell PLC - Class  COM              780259206      533 10605.000SH       SOLE                 2205.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     7978 165244.993SH      SOLE               148219.993         17025.000
Royal Gold, Inc.               COM              780287108      336 7000.000 SH       SOLE                                   7000.000
Staples, Inc.                  COM              855030102     5756 302160.000SH      SOLE               274365.000         27795.000
Stryker Corp                   COM              863667101     3278 65476.000SH       SOLE                56151.000          9325.000
Symantec Corp                  COM              871503108     7147 514915.000SH      SOLE               469630.000         45285.000
Terrane Metals Corp.           COM              88103A108       10 10000.000SH       SOLE                                  10000.000
Trico Marine Services, Inc.    COM              896106200        5 10000.000SH       SOLE                                  10000.000
U.S. Bancorp                   COM              902973304     5447 243722.000SH      SOLE               220532.000         23190.000
US Silver Corp                 COM              90343P101        5 25000.000SH       SOLE                                  25000.000
United States Natural Gas Fund COM              912318102      139 18000.000SH       SOLE                                  18000.000
Verizon Communications         COM              92343V104     6957 248274.000SH      SOLE               221910.000         26364.000
W.R. Berkley Corporation       COM              084423102     4115 155525.000SH      SOLE               147975.000          7550.000
WalMart Stores                 COM              931142103     7181 149383.000SH      SOLE               134243.000         15140.000
Williams Cos. Inc.             COM              969457100     7691 420729.000SH      SOLE               381964.000         38765.000
iShares Silver Trust           COM              46428Q109      182 10000.000SH       SOLE                                  10000.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $247,212